Discontined Operation (Tables)	6 Months Ended
Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of consolidated statements of operations
For the six months ended June 30, 2020
Revenues	$14,051
Cost of revenues	323,608
Gross loss	(309,557)

Operating expenses	175,961
Other expense	66,927
Loss before income taxes	(552,445)

Income taxes	-
Net loss from discontinued operations	$(552,445)